Employee benefit plans (Tables)	12 Months Ended
Mar. 31, 2020
Information Regarding Defined Benefit Plans
Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Change in benefit obligation
Benefit obligation at beginning of year	2,019,310	2,100,073	1,097,981	1,186,897
Service cost	99,838	93,298	46,930	46,869
Interest cost	12,967	10,514	40,708	40,335
Plan participants’ contributions	974	1,014	1,045	2,018
Plan amendments	(1,067)	(988)	13	3,308
Net actuarial (gain) loss	67,391	(48,602)	7,755	(2,865)
Acquisition and other	(20,786)	(55,070)	21,634	(28,548)
Benefits paid	(78,554)	(48,796)	(29,169)	(40,200)

Benefit obligation at end of year	2,100,073	2,051,443	1,186,897	1,207,814

Change in plan assets
Fair value of plan assets at beginning of year	1,612,879	1,600,491	815,483	882,784
Actual return on plan assets	3,208	(70,503)	59,237	13,421
Acquisition and other	(13,705)	(41,105)	12,696	(28,068)
Employer contributions	41,276	38,144	18,952	29,407
Plan participants’ contributions	974	1,014	1,045	2,018
Benefits paid	(44,141)	(15,010)	(24,629)	(30,661)

Fair value of plan assets at end of year	1,600,491	1,513,031	882,784	868,901

Funded status	499,582	538,412	304,113	338,913

Amounts Recognized in Consolidated Balance Sheet Associated with Defined Benefit Plans
Amounts recognized in the consolidated balance sheets as of March 31, 2019 and 2020 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Accrued expenses (Accrued pension and severance costs)	34,298	33,422	3,234	7,934
Accrued pension and severance costs	657,380	639,764	306,026	338,862
Investments and other assets - Other (Prepaid pension and severance costs)	(192,096)	(134,774)	(5,147)	(7,883)

Net amount recognized	499,582	538,412	304,113	338,913

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2019 and 2020 are comprised of the following:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Net actuarial loss	(339,814)	(383,485)	(91,072)	(116,171)
Prior service costs	29,801	21,538	(1,612)	(5,352)
Net transition obligation	—	—	—	—

Net amount recognized	(310,013)	(361,947)	(92,684)	(121,523)

Projected Benefit Obligation, Accumulated Benefit Obligation and Fair Value of Plan Assets for which Accumulated Benefit Obligations Exceed Plan Assets
The projected benefit obligation and fair value of plan assets for which the projected benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Projected benefit obligation	878,009	846,068	681,025	1,025,234
Fair value of plan assets	203,277	188,241	357,583	678,522
The accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions
	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Accumulated benefit obligation	847,017	783,561	515,918	403,810
Fair value of plan assets	198,315	155,345	215,006	93,717

Components of Net Periodic Pension Cost
Components of the net periodic pension cost are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2018	2019	2020	2018	2019	2020
Service cost	88,964	99,838	93,298	35,887	46,930	46,869
Interest cost	13,252	12,967	10,514	37,817	40,708	40,335
Expected return on plan assets	(36,409)	(38,551)	(37,813)	(41,048)	(37,530)	(43,003)
Amortization of prior service costs	(4,226)	(3,904)	(4,346)	313	219	142
Recognized net actuarial loss	7,462	6,927	8,356	5,452	7,102	4,255
Amortization of net transition obligation	—	—	—	—	—	—

Net periodic pension cost	69,043	77,277	70,009	38,421	57,429	48,598

Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income (Loss)
Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions
	For the years ended March 31,
	Japanese plans			Foreign plans
	2018	2019	2020	2018	2019	2020
Net actuarial gain (loss)	39,852	(102,734)	(59,714)	(17,163)	13,952	(26,717)
Recognized net actuarial loss	7,462	6,927	8,356	5,452	7,102	4,255
Prior service costs	58	1,067	988	12	(13)	(3,308)
Amortization of prior service costs	(4,226)	(3,904)	(4,346)	313	219	142
Amortization of net transition obligation	—	—	—	—	—	—
Other	(7,979)	4,610	2,782	9,004	7,289	(3,211)

Total recognized in other comprehensive income (loss)	35,167	(94,034)	(51,934)	(2,382)	28,549	(28,839)

Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Pension Cost
Weighted-average assumptions used to determine benefit obligations as of March 31, 2019 and 2020 are as follows:

	March 31,
	Japanese plans		Foreign plans
	2019	2020	2019	2020
Discount rate	0.6%	0.6%	3.8%	3.5%
Rate of compensation increase	3.1%	2.5%	3.5%	3.4%
As of March 31, 2019 and 2020, the parent company and certain subsidiaries in Japan employ “point” based retirement benefit plans and do not use the rates of compensation increase to determine benefit obligations.
Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2018, 2019 and 2020 are as follows:

	For the years ended March 31,
	Japanese plans			Foreign plans
	2018	2019	2020	2018	2019	2020
Discount rate	0.7%	0.7%	0.6%	4.0%	3.9%	3.8%
Expected return on plan assets	2.4%	2.4%	2.4%	6.0%	5.6%	5.2%
Rate of compensation increase	2.9%	3.3%	3.1%	3.8%	3.6%	3.5%

Summary of Fair Value of Classes of Plan Assets
The following table summarizes the fair value of classes of plan assets as of March 31, 2019 and 2020. See note 28 to the consolidated financial statements for three levels of input which are used to measure fair value.
Japanese plans

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	531,159	—	—	531,159
Commingled funds	—	192,012	—	192,012

	531,159	192,012	—	723,171

Debt securities
Government bonds	98,578	—	—	98,578
Commingled funds	—	286,783	—	286,783
Other	—	54,652	—	54,652

	98,578	341,435	—	440,013

Insurance contracts	—	226,093	—	226,093
Other	84,208	38,439	4,242	126,889
Investments measured at net asset value	—	—	—	84,325

Total	713,945	797,979	4,242	1,600,491

	Yen in millions
	March 31, 2020
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	467,885	—	—	467,885
Commingled funds	—	135,979	—	135,979

	467,885	135,979	—	603,864

Debt securities
Government bonds	86,212	—	—	86,212
Commingled funds	—	278,394	—	278,394
Other	—	75,644	—	75,644

	86,212	354,038	—	440,250

Insurance contracts	—	226,043	—	226,043
Other	89,986	59,780	6,199	155,965
Investments measured at net asset value	—	—	—	86,909

Total	644,083	775,840	6,199	1,513,031

Foreign plans

	Yen in millions
	March 31, 2019
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	123,875	—	—	123,875
Commingled funds	—	215,386	—	215,386

	123,875	215,386	—	339,261

Debt securities
Government bonds	141,054	—	—	141,054
Commingled funds	—	—	—	—
Other	—	164,877	—	164,877

	141,054	164,877	—	305,931

Insurance contracts	—	—	—	—
Other	10,292	24,810	27,903	63,005
Investments measured at net asset value	—	—	—	174,587

Total	275,221	405,073	27,903	882,784

	Yen in millions
	March 31, 2020
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	111,997	—	—	111,997
Commingled funds	—	186,918	—	186,918

	111,997	186,918	—	298,915

Debt securities
Government bonds	181,702	—	—	181,702
Commingled funds	—	—	—	—
Other	—	170,650	—	170,650

	181,702	170,650	—	352,352

Insurance contracts	—	—	—	—
Other	10,425	24,410	28,251	63,086
Investments measured at net asset value	—	—	—	154,548

Total	304,124	381,978	28,251	868,901

Changes in Level 3 Plan Assets Measured At Fair Value
The following tables summarize the changes in Level 3 plan assets measured at fair value for the years ended March 31, 2018, 2019 and 2020:
Japanese plans

	Yen in millions
	For the years ended March 31,
	2018			2019			2020
	Debt securities	Other	Total	Debt securities	Other	Total	Debt securities	Other	Total
Balance at beginning of year	81	496	577	19	—	19	—	4,242	4,242
Actual return on plan assets	—	(4)	(4)	—	(164)	(164)	—	(43)	(43)
Purchases, sales and settlements	(62)	(492)	(554)	(19)	—	(19)	—	—	—
Other	—	—	—	—	4,406	4,406	—	2,000	2,000

Balance at end of year	19	—	19	—	4,242	4,242	—	6,199	6,199

Foreign plans

	Yen in millions
	For the years ended March 31,
	2018	2019	2020
	Other	Other	Other
Balance at beginning of year	30,903	31,288	27,903
Actual return on plan assets	2,024	(4,784)	891
Purchases, sales and settlements	—	—	—
Other	(1,639)	1,399	(543)

Balance at end of year	31,288	27,903	28,251

Expected Benefit Payments Associated with Pension and Postretirement Benefit Plans
The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Yen in millions
Years ending March 31,	Japanese plans	Foreign plans
2021	82,748	43,815
2022	86,207	45,841
2023	87,914	47,645
2024	90,887	49,795
2025	87,909	50,854
from 2026 to 2030	441,675	281,343

Total	877,340	519,293